Document and Entity Information	Jun. 23, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001654151
Document Type	8-K/A
Document Period End Date	Jun. 23, 2021
Entity Registrant Name	Deciphera Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38219
Entity Tax Identification Number	30-1003521
Entity Address, Address Line One	200 Smith Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	209-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	DCPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Deciphera Pharmaceuticals, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on June 25, 2021 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2021 Annual Meeting of Stockholders held on June 23, 2021 (the “2021 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder non-binding advisory votes on the compensation of the Company’s named executive officers (“Say-on-Pay Votes”). No other changes have been made to the Original Form 8-K.